Average Annual Total Returns{- Fidelity Advisor Multi-Asset Income Fund} - 12.31 Fidelity Advisor Multi-Asset Income Fund AMCIZ PRO-13 - Fidelity Advisor Multi-Asset Income Fund	Fidelity Advisor Multi-Asset Income Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor Multi-Asset Income Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor Multi-Asset Income Fund: Class A Return Before Taxes Since Inception		Fidelity Advisor Multi-Asset Income Fund: Class A Return Before Taxes Inception Date	Fidelity Advisor Multi-Asset Income Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Multi-Asset Income Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Multi-Asset Income Fund: Class A After Taxes on Distributions Since Inception		Fidelity Advisor Multi-Asset Income Fund: Class A After Taxes on Distributions Inception Date	Fidelity Advisor Multi-Asset Income Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Multi-Asset Income Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Multi-Asset Income Fund: Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Multi-Asset Income Fund: Class A After Taxes on Distributions and Sales Inception Date	Fidelity Advisor Multi-Asset Income Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor Multi-Asset Income Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor Multi-Asset Income Fund: Class M Return Before Taxes Since Inception		Fidelity Advisor Multi-Asset Income Fund: Class M Return Before Taxes Inception Date	Fidelity Advisor Multi-Asset Income Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor Multi-Asset Income Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor Multi-Asset Income Fund: Class C Return Before Taxes Since Inception		Fidelity Advisor Multi-Asset Income Fund: Class C Return Before Taxes Inception Date	Fidelity Advisor Multi-Asset Income Fund-Class I Return Before Taxes Past 1 year	Fidelity Advisor Multi-Asset Income Fund-Class I Return Before Taxes Past 5 years	Fidelity Advisor Multi-Asset Income Fund-Class I Return Before Taxes Since Inception		Fidelity Advisor Multi-Asset Income Fund-Class I Return Before Taxes Inception Date	Fidelity Advisor Multi-Asset Income Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor Multi-Asset Income Fund: Class Z Return Before Taxes Past 5 years	Fidelity Advisor Multi-Asset Income Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor Multi-Asset Income Fund: Class Z Return Before Taxes Inception Date	LB001 Past 1 year	LB001 Past 5 years	LB001 Since Inception		F1878 Past 1 year	F1878 Past 5 years	F1878 Since Inception
Total	11.61%	9.21%	8.71%	[1]	Sep. 09, 2015	10.35%	7.66%	7.16%	[1]	Sep. 09, 2015	7.09%	6.52%	6.12%	[1]	Sep. 09, 2015	11.59%	9.21%	8.71%	[1]	Sep. 09, 2015	14.44%	9.28%	8.74%	[1]	Sep. 09, 2015	16.56%	10.36%	9.83%	[1]	Sep. 09, 2015	16.65%		15.16%	[1]	Oct. 02, 2018	7.51%	4.44%	4.15%	[1]	13.66%	10.03%	10.02%	[1]

[1]	(a)From September 9, 2015 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.